Share-Based Compensation - Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 40,113	$ 34,442	$ 28,288
Less: income tax benefit	8,277	7,407	6,223
Net share-based compensation expense	31,836	27,035	22,065
Excess tax benefit realized for the tax deductions of share-based arrangements	4,740	5,237	0
Excess tax benefit realized for the tax deductions of share-based arrangements			782
Cost of sales
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	2,879	2,641	2,553
Research and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	6,457	5,367	4,735
Sales and marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	9,372	6,820	4,824
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 21,405	$ 19,614	$ 16,176